Sale of investment - Gain on Sale of Investment (Details) - USD ($) $ in Thousands		12 Months Ended
	Feb. 07, 2022	Dec. 31, 2023	Dec. 31, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on sale of investment		$ 0	$ 19,119
Cummins Westport, Inc.
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of investment	$ 22,200		31,445
Holdback receivable			9,713
Less: carrying value of investment			22,039
Gain on sale of investment			$ 19,119